Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	21.28%
Annual Return 2014	3.59%
Annual Return 2015	2.34%
Annual Return 2016	22.81%
Annual Return 2017	2.05%
Annual Return 2018	(5.36%)
Annual Return 2019	32.98%
Annual Return 2020	35.60%
Annual Return 2021	15.65%
Annual Return 2022	(38.14%)